Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	3.73771%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,383,592.83

Principal:
Principal Collections	$34,929,439.16
Prepayments in Full	$17,221,068.91
Liquidation Proceeds	$14,002.08
Recoveries	$0.00
Sub Total	$52,164,510.15
Collections	$56,548,102.98

Purchase Amounts:
Purchase Amounts Related to Principal	$59,144.03
Purchase Amounts Related to Interest	$308.40
Sub Total	$59,452.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,607,555.41

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,607,555.41
Servicing Fee	$1,357,639.48	$1,357,639.48	$0.00	$0.00	$55,249,915.93
Interest - Class A-1 Notes	$579,326.75	$579,326.75	$0.00	$0.00	$54,670,589.18
Interest - Class A-2a Notes	$1,201,717.33	$1,201,717.33	$0.00	$0.00	$53,468,871.85
Interest - Class A-2b Notes	$622,951.67	$622,951.67	$0.00	$0.00	$52,845,920.18
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$50,908,170.85
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$50,306,957.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,306,957.35
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$50,108,398.10
Second Priority Principal Payment	$5,911,291.66	$5,911,291.66	$0.00	$0.00	$44,197,106.44
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$44,059,776.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,059,776.94
Regular Principal Payment	$185,443,540.59	$44,059,776.94	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,607,555.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$5,911,291.66
Regular Principal Payment					$44,059,776.94
Total					$49,971,068.60

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$49,971,068.60	$163.98	$579,326.75	$1.90	$50,550,395.35	$165.88
Class A-2a Notes	$0.00	$0.00	$1,201,717.33	$3.77	$1,201,717.33	$3.77
Class A-2b Notes	$0.00	$0.00	$622,951.67	$3.11	$622,951.67	$3.11
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$49,971,068.60	$31.65	$5,278,847.33	$3.34	$55,249,915.93	$34.99

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$191,354,832.25	0.6279282	$141,383,763.65	0.4639488
Class A-2a Notes	$319,040,000.00	1.0000000	$319,040,000.00	1.0000000
Class A-2b Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,465,554,832.25	0.9281891	$1,415,583,763.65	0.8965406

Pool Information
Weighted Average APR	3.291%	3.294%
Weighted Average Remaining Term	52.98	52.15
Number of Receivables Outstanding	50,587	49,752
Pool Balance	$1,629,167,370.87	$1,576,907,481.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,474,605,786.65	$1,428,073,540.59
Pool Factor	0.9334582	0.9035150

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$148,833,940.90
Targeted Overcollateralization Amount	$199,329,662.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$161,323,717.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$36,235.20
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$36,235.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0267%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0002%
Current Collection Period			0.0271%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		124	$36,923.42
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$36,923.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0021%

Average Realized Loss for Receivables that have experienced a Realized Loss			$297.77
Average Net Loss for Receivables that have experienced a Realized Loss			$297.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.45%	199	$7,055,503.34
61-90 Days Delinquent	0.08%	35	$1,328,245.74
91-120 Days Delinquent	0.02%	7	$270,151.24
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.55%	241	$8,653,900.32

Repossession Inventory:
Repossessed in the Current Collection Period		10	362953.26
Total Repossessed Inventory		14	526506.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0336%
Current Collection Period			0.0844%
Three Month Average			0.0393%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1014%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	3

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	122	$4,952,574.84
2 Months Extended	157	$6,740,591.64
3+ Months Extended	13	$570,059.17

Total Receivables Extended	292	$12,263,225.65
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer